LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.94%
INVESTMENT COMPANIES–85.94%
Equity Funds–21.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	345,377	$4,225,001
LVIP SSGA S&P 500 Index Fund	830,215	24,089,519
LVIP SSGA Small-Cap Index Fund	94,387	2,800,080
		31,114,600
Fixed Income Fund–50.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,234,846	72,623,388
		72,623,388
International Equity Fund–13.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,763,382	19,876,835
		19,876,835
Total Affiliated Investments (Cost $103,313,019)		123,614,823

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.09%
INVESTMENT COMPANIES–14.09%
Fixed Income Fund–10.14%
Schwab US TIPS ETF	542,493	$14,587,637
		14,587,637
International Equity Fund–3.95%
iShares Core MSCI Emerging Markets ETF	105,196	5,677,428
		5,677,428
Total Unaffiliated Investments (Cost $18,533,873)		20,265,065

TOTAL INVESTMENTS–100.03% (Cost $121,846,892)	143,879,888
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(48,602)
NET ASSETS APPLICABLE TO 10,459,308 SHARES OUTSTANDING–100.00%	$143,831,286

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.94%@
Equity Funds-21.63%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,303,207	$304,653	$114,493	$(877)	$(267,489)	$4,225,001	345,377	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	24,319,220	1,478,834	648,801	9,178	(1,068,912)	24,089,519	830,215	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,865,875	287,590	76,329	4,672	(281,728)	2,800,080	94,387	—	—
Fixed Income Fund-50.49%@
✧✧LVIP SSGA Bond Index Fund	71,453,387	1,155,567	1,908,240	(285,299)	2,207,973	72,623,388	7,234,846	—	—
International Equity Fund-13.82%@
✧✧LVIP SSGA International Index Fund	20,047,078	273,400	2,037,599	136,326	1,457,630	19,876,835	1,763,382	—	—
Total	$122,988,767	$3,500,044	$4,785,462	$(136,000)	$2,047,474	$123,614,823		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP SSGA Conservative Index Allocation Fund–2